Related Parties Balances and Transactions (Details) - Schedule of due to related parties - CNY (¥) ¥ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Related Parties Balances and Transactions (Details) - Schedule of due to related parties [Line Items]
Due to related parties	¥ 4,499	¥ 1,365
Mr. Bao [Member]
Related Parties Balances and Transactions (Details) - Schedule of due to related parties [Line Items]
Due to related parties	3,819	849
Philectronics [Member]
Related Parties Balances and Transactions (Details) - Schedule of due to related parties [Line Items]
Due to related parties	482	516
Grandsky Phoenix Limited [Member]
Related Parties Balances and Transactions (Details) - Schedule of due to related parties [Line Items]
Due to related parties	¥ 198